FINANCIAL RESULT	12 Months Ended
Dec. 31, 2025
FINANCIAL RESULT
FINANCIAL RESULT

15.FINANCIAL RESULT

Financial result includes the following:

in € thousand	2025	2024	2023
Finance income	66	1,888	19,685
thereof fair value changes of warrants	—	1,028	—
thereof interest income and similar proceeds	66	860	3,883
thereof gain from loan extinguishment	—	—	15,802
Finance expenses	(72,244)	(5,712)	(10,091)
thereof fair value changes of warrants and derivatives	(25,920)	—	—
thereof modification loss XJ Harbour Set-off agreement	(34,337)	—	—
thereof change in estimate XJ host liability	(8,451)
thereof interest portion of lease payments	(585)	(641)	(103)
thereof interest expense	(2,951)	(5,071)	(9,988)
Financial result	(72,178)	(3,824)	9,594

The fair value changes of warrants in 2025 and 2024 result from the change of the warrant liability that was part of the Business combination in 2024  and fair value changes of embedded derivatives in several debt agreements (see note 29. Non-current and current financial liabilities).

For the modification loss XJ Harbour Set-off agreement see note 29. Non-current and current financial liabilities.

Interest income includes in 2023 the interest received on loans, mainly the shareholder loan. For further information on the extinguishment, see note 29. Non-current and current financial liabilities.

Interest expenses are mainly resulting from financial liabilities and are recognized based on the effective interest method and the additional payment for the debt fund during 2023.